Employment - Summary of Employment Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function
Wages and salaries	$ 4,669	$ 4,457	$ 4,177
Social welfare costs	480	464	432
Redundancy, healthcare and other employment benefit costs	603	600	662
Share-based payment expense (note 8)	100	108	93
Total retirement benefits expense (note 28)	372	368	348
Total	6,224	5,997	5,712
Cost of sales	3,978	3,770	3,565
Operating costs	2,240	2,217	2,136
Finance costs (net) - applicable to retirement benefit obligations (note 9)	6	10	11
Total	6,224	5,997	5,712
Aggregate continuing and discontinued operations
Disclosure of attribution of expenses by nature to their function
Wages and salaries	4,821	4,873	4,573
Social welfare costs	491	495	461
Redundancy, healthcare and other employment benefit costs	622	656	723
Share-based payment expense (note 8)	101	110	96
Total retirement benefits expense (note 28)	378	381	359
Total	$ 6,413	$ 6,515	$ 6,212